Related parties (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Directors and Executive Board Management Compensation
Total directors and Executive Committee compensation included in the income statement can be detailed as follows:

	2020		2019		2018
Million US dollar	Directors	Executive Committee	Directors	Executive Committee	Directors	Executive Committee
Short-term employee benefits	2	4	2	9	2	6
Termination benefits	—	2	—	1	—	—
Share-based payment	—	7	—	25	—	34

	2	13	2	35	2	40

Summary of Aggregate Amounts of AB InBev's Interest
Significant interests in joint ventures include three entities in Brazil, one in Mexico and two in Canada. None of these joint ventures are material to the company. Aggregate amounts of AB InBev’s interest are as follows:

Million US dollar	2020	2019	2018
Non-current assets	8	10	11
Current assets	2	3	5
Non-current liabilities	9	11	9
Current liabilities	12	10	12
Result from operations	3	3	4
Profit attributable to equity holders of AB InBev	3	3	3

Summary of AB InBev's Transactions with Associates
Significant interests in associates are shown in note 16
Investments in associates
. AB InBev’s transactions with associates were as follows:

Million US dollar	2020	2019	2018
Gross profit	(118)	(78)	(39)
Current assets	55	38	84
Current liabilities	115	119	130